Acquisitions - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Nov. 14, 2022	Feb. 28, 2020
S&D Acquisition
Business Acquisition
Intangible assets		$ 142,920
S&D Acquisition | Trademark
Business Acquisition
Intangible assets		5,200
S&D Acquisition | Customer relationships
Business Acquisition
Intangible assets		$ 137,500
Estimated Useful Life		20 years
S&D Acquisition | Favorable lease asset
Business Acquisition
Intangible assets		$ 220
Estimated Useful Life		5 years
Kohana Coffee, LLC
Business Acquisition
Intangible assets	$ 11,638
Kohana Coffee, LLC | Customer relationships
Business Acquisition
Intangible assets	$ 11,148
Estimated Useful Life	10 years
Kohana Coffee, LLC | Favorable lease asset
Business Acquisition
Intangible assets	$ 490
Estimated Useful Life	2 years 6 months